S000054183 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	102 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	5.97%
MSCI Emerging Markets Extended ESG Focus Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	6.89%	1.41%	6.18%
iShares ESG Aware MSCI EM ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	1.03%	5.72%
Performance Inception Date				Jun. 28, 2016
iShares ESG Aware MSCI EM ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	0.56%	5.23%
iShares ESG Aware MSCI EM ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.62%	0.87%	4.59%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The MSCI Emerging Markets Extended ESG Focus Index (Spliced) reflects the performance of the MSCI Emerging Markets ESG Focus Index (Net) through May 31, 2018 and the MSCI Emerging Markets Extended ESG Focus Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.